Derivatives (Tables)	12 Months Ended
Mar. 31, 2013
Schedule of Derivative Instruments

Derivatives designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥7,609	¥7,403
Interest rate swap agreements	—	32,205
Commodity futures	3,102	3,739

Derivatives not designated as hedging instruments are as follows:

	Yen in millions
	March 31, 2012	March 31, 2013
Foreign exchange forward contracts	¥—	¥149
Currency option contracts	—	231

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value

Derivatives designated as cash flow hedge are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥165	¥659
Commodity futures	Other current assets	22	—

		Liability Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current liabilities	¥—	¥22
Interest rate swap agreements	Other current liabilities	—	20
Commodity futures	Other current liabilities	44	181

Derivatives not designated as hedging instruments are as follows:

		Asset Derivatives
	Balance sheet location	Yen in millions
		March 31, 2012	March 31, 2013
Foreign exchange forward contracts	Other current assets	¥—	¥16
Currency option contracts	Other current assets	—	10

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivatives designated as cash flow hedge are as follows:

Gains (losses) recognized in accumulated other comprehensive income

	Yen in millions
	For the year ended March 31
	2011	2012	2013
Foreign exchange forward contracts	¥152	¥(68)	¥277
Interest rate swap agreements	—	—	(6)
Commodity futures	67	(78)	(102)

Gains (losses) reclassified from accumulated other comprehensive income into income (effective portion)

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Cost of sales	¥55	¥17	¥81
Interest rate swap agreements	Interest expense	—	—	(4)
Commodity futures	Cost of sales	64	(196)	(183)

Derivatives not designated as hedging instruments are as follows:

Gains (losses) recognized in income

	Statement of income location	Yen in millions
		For the year ended March 31
		2011	2012	2013
Foreign exchange forward contracts	Foreign exchange gain (loss), net	¥2	¥—	¥22
Currency option contracts	Foreign exchange gain (loss), net	—	—	40
Interest rate currency swap agreements	Other, net	(1)	2	—